E&E ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
E&E ASSETS
Schedule of project and nature of expenditure

	Kelly	Lone	Stockade	Fourmile
	Creek	Mountain	Mountain	Basin	Miller	Total
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490
E&E expenditures:
Acquisition costs	20,000	58,650	51,550	—	—	130,200
Assays	—	78,530	21,101	—	—	99,631
Consulting	900	111,893	211,161	1,650	900	326,504
Drilling	—	—	543,613	—	—	543,613
Field supplies and rentals	—	1,422	81,008	735	—	83,165
Field work	—	60,050	64,887	—	—	124,937
Geophysics	—	—	3,180	—	—	3,180
Government payments	20,923	222,467	83,299	170	(3)	326,856
Share-based compensation	41,002	41,002	41,003	—	—	123,007
Technical and assessment reports	—	21,300	—	—	—	21,300
Travel	—	7,441	10,602	838	—	18,881
Write-off of E&E assets	—	—	—	(3,393)	(897)	(4,290)
Total E&E expenditures	82,825	602,755	1,111,404	—	—	1,796,984
Balance - December 31, 2024	$719,533	$1,379,437	$1,978,504	$—	$—	$4,077,474
E&E expenditures:
Acquisition costs	20,000	30,000	50,000	—	—	100,000
Assays	—	23,202	—	—	—	23,202
Consulting	—	230,024	102,649	650	—	333,323
Field supplies and rentals	—	3,597	1,000	—	—	4,597
Field work	—	20,009	12,000	—	—	32,009
Geophysics	—	36,850	205,388	—	—	242,238
Government payments	21,000	201,636	72,681	189	—	295,506
Share-based compensation	9,403	9,403	9,403	—	—	28,209
Technical and assessment reports	—	750	—	—	—	750
Travel	—	24,251	2,326	120	—	26,697
Write-off of E&E assets	—	(17,934)	—	(959)	—	(18,893)
Total E&E expenditures	50,403	561,788	455,447	—	—	1,067,638
Balance - December 31, 2025	$769,936	$1,941,225	$2,433,951	$—	$—	$5,145,112

Kelly Creek
E&E ASSETS
Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000	Paid
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025	$30,000	Paid
November 1, 2026 and every year thereafter(1)	$40,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	Completed
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025	$25,000	Paid
May 16, 2026	$25,000
November 16, 2026 and every six months thereafter	$25,000